Inventory, Net (Details) - Schedule of components of net inventories - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of components of net inventories [Abstract]
Raw materials	$ 2,380
Work-in-process	6,301	$ 4,277
Finished goods	2,151	882
Inventory, gross	10,832	5,159
Less: Inventory reserves	1,752	2,259
Inventory, net	$ 9,080	$ 2,900